Investment Contract Liabilities - Summary of Movement in Investment Contract Liabilities Measured at Fair Value (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Investment Contract Liabilities [line items]
Beginning balance	$ 3,126
Ending balance	3,265	$ 3,126
Fair value [Member]
Disclosure of Investment Contract Liabilities [line items]
Beginning balance	639	631
New policies	96	50
Changes in market conditions	76	76
Redemptions, surrenders and maturities	(86)	(72)
Impact of changes in foreign exchange rates	57	(46)
Ending balance	$ 782	$ 639